Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs. Performance

As required by SEC rules, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance measures. For information about how our Compensation Committee seeks to align executive compensation with the Company’s performance, see “Compensation discussion and analysis.” The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs.

	Summary Compensation	Compensation actually	Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment based on:			Company- selected Measure
Fiscal Year	Table Total for CEO(1)	paid to CEO(2)	Table Total for Non-PEO NEOs(1)	actually paid to Non-PEO NEOs(2)	Company TSR	Peer Group TSR(3)	Net Income(4)	(Organic Revenue)(5)
2023	$ 30,584,644	$ 4,684,176	$ 2,258,387	$ 2,424,680	$ 124.96	$ 126.72	$ 285,442,000	$ 1,134,700
2022	15,370,549	(6,349,624)	3,223,063	(2,680,481)	132.17	129.72	263,099,000	1,113,600
2021	15,889,896	105,676,083	4,950,600	26,444,391	171.17	147.61	139,585,000	915,900

(1)	Charles Kummeth was our CEO for each year presented. For FY23, our non-PEO NEOs were Jim Hippel, Will Geist, Kim Kelderman, Shane Bohnen, and Brenda Furlow. For FY22, our non-PEO NEOs were Jim Hippel, Brenda Furlow, Will Geist, Kim Kelderman, and Dave Eansor. For FY21, our non-PEO NEOs were Jim Hippel, Brenda Furlow, Dave Eansor, and Kim Kelderman.

(2)	Amounts reported in this column and in the table below represent the amount of “Compensation Actually Paid” or “CAP” as computed per SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the individual(s) during the applicable fiscal year. The following table summarizes the adjustments made to total compensation in accordance with Item 402(v) of Regulation S-K in order to determine the compensation amounts shown in the table above as being “Compensation Actually Paid”.
For this purpose, the fair value of equity awards was determined pursuant to the Financial Accounting Standards Board’s Accounting Standards Codification (ASC) Topic 718. Assumptions used in the calculation of the fair value are consistent with the stock option valuation model used to determine the amounts reported in the Company’s audited financial statements, included in the Company’s Annual Report on Form 10-K.
The fair value of unvested time-based share awards, including restricted stock awards and restricted stock units, as well as the valuation of all share-based awards upon vesting, is based upon the closing price for a share of Bio-Techne common stock for the applicable date of measurement. The fair value of unvested performance share awards is based upon the probable outcome of the applicable performance conditions at the time of measurement. The fair value of unvested options, and the fair value received upon the vesting of stock options, is based upon the Black-Scholes option-pricing model as of the date of measurement, consistent with the stock option valuation model used to determine amounts reported in the Company’s Annual Report on Form 10-K.

	FY23		FY22		FY21
	CEO	Non-PEO NEOs	CEO	Non-PEO NEOs	CEO	Non-PEO NEOs
Total from Summary Compensation Table(i)	30,584,644	2,258,387	15,370,549	3,223,063	15,889,896	4,950,600
Subtract: Grant date fair value of option and stock awards granted in the fiscal year(ii)	(29,325,210)	(850,075)	(10,299,362)	(949,840)	(11,199,803)	(1,722,395)
Add: Fair value at fiscal year end of outstanding and unvested option and stock awards granted in the fiscal year(iii)	4,318,227 (6)	1,382,025	6,472,546	1,106,688	30,362,017	10,602,750
Add/Subtract: Year-over-Year change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years(iv)	(6,132,401)	(877,492)	(22,021,635)	(5,636,997)	64,935,446	11,789,651
Add: Vesting date fair value of option and stock awards granted and vesting during the fiscal year(v)	—	—	—	—	—	—
Add/Subtract: Change as of the vesting date (from the end of the prior fiscal year) in fair value of option and stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year, less the fair value (as of end of prior fiscal year) of prior year awards that failed to vest(vi)	5,238,918	633,346	4,128,278	469,566	5,688,527	823,785
Subtract: Awards granted in prior years that did not meet the applicable vesting conditions during the fiscal year(vii)	—	(121,511)	—	(892,961)	—	—
Compensation Actually Paid	4,684,176	2,424,680	(6,349,624)	(2,680,481)	105,676,083	26,444,391

(i)	Represents Total Compensation as reported in the Summary Compensation Table for each fiscal year.
(ii)	Represents Stock Awards and Option Awards from the Summary Compensation Table for each fiscal year.
(iii)	Represents the aggregate fair value as of each fiscal year-end of outstanding and unvested option and stock awards granted during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(iv)	Represents the aggregate change in fair value during each fiscal year of the outstanding and unvested option and stock awards granted in prior fiscal years and held as of the last day of the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(v)	Represents the aggregate fair value as of the vesting date of for each option and stock award that was granted and vested during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(vi)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option and stock award that was granted in a prior fiscal year and which vested during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(vii)	Represents the fair value as of the end of the prior fiscal year of option and stock awards that were granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes. These options and stock awards relate to retirements during the applicable fiscal year.

(3)	The Peer Group TSR in the table utilizes the S&P 500 LifeSciences Tools and Services (“S&P 500 LifeSciences”) Index, which the company also utilizes in the stock performance graph required by Item 201(e) of Regulation S-K included in the fiscal year 2023 Form 10-K. The comparison assumes $100 (including reinvested dividends) was invested for the period starting June 30, 2020 through June 30, 2023 in the company and in the S&P 500 LifeSciences Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(4)	Net income represents “Net earnings, including noncontrolling interest” as reported in the Company’s Annual Report on Form 10-K.
(5)	Sales shown reflect organic revenue as calculated for purposes of our executive compensation program for the applicable reporting year. Refer to Appendix A for a reconciliation between GAAP and non-GAAP measures.
(6)	As of June 30, 2023, relates to the time-vesting restricted share units that were granted in fiscal year 2023. As of June 30, 2023, the threshold for the performance-vesting option award related to fiscal year 2023 performance was not achieved. If this award had reached target performance, the fair value as of June 30, 2023 would have been $9.3 million. As of June 30, 2023, the threshold for the performance-vesting option award related to fiscal year 2024 performance has a remote likelihood of achievement. If the most probable outcome of this performance-vesting award was target, the fair value as of June 30, 2023 would be have been $9.3 million for fiscal year 2024 performance.

Company Selected Measure Name		organic revenue
Named Executive Officers, Footnote [Text Block]

(1)	Charles Kummeth was our CEO for each year presented. For FY23, our non-PEO NEOs were Jim Hippel, Will Geist, Kim Kelderman, Shane Bohnen, and Brenda Furlow. For FY22, our non-PEO NEOs were Jim Hippel, Brenda Furlow, Will Geist, Kim Kelderman, and Dave Eansor. For FY21, our non-PEO NEOs were Jim Hippel, Brenda Furlow, Dave Eansor, and Kim Kelderman.

Changed Peer Group, Footnote [Text Block]		The Peer Group TSR in the table utilizes the S&P 500 LifeSciences Tools and Services (“S&P 500 LifeSciences”) Index, which the company also utilizes in the stock performance graph required by Item 201(e) of Regulation S-K included in the fiscal year 2023 Form 10-K. The comparison assumes $100 (including reinvested dividends) was invested for the period starting June 30, 2020 through June 30, 2023 in the company and in the S&P 500 LifeSciences Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	[1]	$ 30,584,644		$ 15,370,549	$ 15,889,896
PEO Actually Paid Compensation Amount		$ 4,684,176		(6,349,624)	105,676,083
Adjustment To PEO Compensation, Footnote [Text Block]

	FY23		FY22		FY21
	CEO	Non-PEO NEOs	CEO	Non-PEO NEOs	CEO	Non-PEO NEOs
Total from Summary Compensation Table(i)	30,584,644	2,258,387	15,370,549	3,223,063	15,889,896	4,950,600
Subtract: Grant date fair value of option and stock awards granted in the fiscal year(ii)	(29,325,210)	(850,075)	(10,299,362)	(949,840)	(11,199,803)	(1,722,395)
Add: Fair value at fiscal year end of outstanding and unvested option and stock awards granted in the fiscal year(iii)	4,318,227 (6)	1,382,025	6,472,546	1,106,688	30,362,017	10,602,750
Add/Subtract: Year-over-Year change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years(iv)	(6,132,401)	(877,492)	(22,021,635)	(5,636,997)	64,935,446	11,789,651
Add: Vesting date fair value of option and stock awards granted and vesting during the fiscal year(v)	—	—	—	—	—	—
Add/Subtract: Change as of the vesting date (from the end of the prior fiscal year) in fair value of option and stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year, less the fair value (as of end of prior fiscal year) of prior year awards that failed to vest(vi)	5,238,918	633,346	4,128,278	469,566	5,688,527	823,785
Subtract: Awards granted in prior years that did not meet the applicable vesting conditions during the fiscal year(vii)	—	(121,511)	—	(892,961)	—	—
Compensation Actually Paid	4,684,176	2,424,680	(6,349,624)	(2,680,481)	105,676,083	26,444,391

Non-PEO NEO Average Total Compensation Amount	[1]	$ 2,258,387		3,223,063	4,950,600
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,424,680		(2,680,481)	26,444,391
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	FY23		FY22		FY21
	CEO	Non-PEO NEOs	CEO	Non-PEO NEOs	CEO	Non-PEO NEOs
Total from Summary Compensation Table(i)	30,584,644	2,258,387	15,370,549	3,223,063	15,889,896	4,950,600
Subtract: Grant date fair value of option and stock awards granted in the fiscal year(ii)	(29,325,210)	(850,075)	(10,299,362)	(949,840)	(11,199,803)	(1,722,395)
Add: Fair value at fiscal year end of outstanding and unvested option and stock awards granted in the fiscal year(iii)	4,318,227 (6)	1,382,025	6,472,546	1,106,688	30,362,017	10,602,750
Add/Subtract: Year-over-Year change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years(iv)	(6,132,401)	(877,492)	(22,021,635)	(5,636,997)	64,935,446	11,789,651
Add: Vesting date fair value of option and stock awards granted and vesting during the fiscal year(v)	—	—	—	—	—	—
Add/Subtract: Change as of the vesting date (from the end of the prior fiscal year) in fair value of option and stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year, less the fair value (as of end of prior fiscal year) of prior year awards that failed to vest(vi)	5,238,918	633,346	4,128,278	469,566	5,688,527	823,785
Subtract: Awards granted in prior years that did not meet the applicable vesting conditions during the fiscal year(vii)	—	(121,511)	—	(892,961)	—	—
Compensation Actually Paid	4,684,176	2,424,680	(6,349,624)	(2,680,481)	105,676,083	26,444,391

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Measures linking pay and performance

As described in greater detail in “Compensation discussion and analysis,” our approach to executive compensation is designed to meet the following objectives: attracting and retaining highly qualified executives, tying pay to performance and Company strategy, aligning executives’ incentives with long-term shareholder interests, and encouraging internal pay equity. The unranked list below represents, in the Company’s view, the Company’s two important financial measures used to link compensation to performance in fiscal 2023:

•	Organic Revenue Growth*
•	Adjusted Net Income*

*	These are non-GAAP measures. Appendix A to this Proxy Statement defines these and other non-GAAP financial measures and reconciles them to the most directly comparable historical GAAP financial measures.

Total Shareholder Return Amount		$ 124.96		132.17	171.17
Peer Group Total Shareholder Return Amount		126.72		129.72	147.61
Net Income (Loss) Attributable to Parent	[2]	$ 285,442,000		$ 263,099,000	$ 139,585,000
Company Selected Measure Amount	[3]	1,134,700		1,113,600	915,900
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[4]	Organic Revenue Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	[4]	Adjusted Net Income
PEO [Member] | Subtract: Grant date fair value of option and stock awards granted in the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	$ (29,325,210)		$ (10,299,362)	$ (11,199,803)
PEO [Member] | Add: Fair value at fiscal year end of outstanding and unvested option and stock awards granted in the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	4,318,227	[6]	6,472,546	30,362,017
PEO [Member] | Add/Subtract: Year-over-Year change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	(6,132,401)		(22,021,635)	64,935,446
PEO [Member] | Add: Vesting date fair value of option and stock awards granted and vesting during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]
PEO [Member] | Add/Subtract: Change as of the vesting date (from the end of the prior fiscal year) in fair value of option and stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year, less the fair value (as of end of prior fiscal year) of prior year awards that failed to vest
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	5,238,918		4,128,278	5,688,527
PEO [Member] | Subtract: Awards granted in prior years that did not meet the applicable vesting conditions during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]
PEO [Member] | Charles Kummeth
Pay vs Performance Disclosure [Table]
PEO Name		Charles Kummeth		Charles Kummeth	Charles Kummeth
Non-PEO NEO [Member] | Subtract: Grant date fair value of option and stock awards granted in the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	$ (850,075)		$ (949,840)	$ (1,722,395)
Non-PEO NEO [Member] | Add: Fair value at fiscal year end of outstanding and unvested option and stock awards granted in the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	1,382,025		1,106,688	10,602,750
Non-PEO NEO [Member] | Add/Subtract: Year-over-Year change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	(877,492)		(5,636,997)	11,789,651
Non-PEO NEO [Member] | Add: Vesting date fair value of option and stock awards granted and vesting during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]
Non-PEO NEO [Member] | Add/Subtract: Change as of the vesting date (from the end of the prior fiscal year) in fair value of option and stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year, less the fair value (as of end of prior fiscal year) of prior year awards that failed to vest
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	633,346		469,566	823,785
Non-PEO NEO [Member] | Subtract: Awards granted in prior years that did not meet the applicable vesting conditions during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	$ (121,511)		$ (892,961)
Non-PEO NEO [Member] | Jim Hippel
Pay vs Performance Disclosure [Table]
PEO Name		Jim Hippel		Jim Hippel	Jim Hippel
Non-PEO NEO [Member] | Will Geist
Pay vs Performance Disclosure [Table]
PEO Name		Will Geist		Will Geist
Non-PEO NEO [Member] | Kim Kelderman
Pay vs Performance Disclosure [Table]
PEO Name		Kim Kelderman		Kim Kelderman	Kim Kelderman
Non-PEO NEO [Member] | Shane Bohnen
Pay vs Performance Disclosure [Table]
PEO Name		Shane Bohnen
Non-PEO NEO [Member] | Brenda Furlow
Pay vs Performance Disclosure [Table]
PEO Name		Brenda Furlow		Brenda Furlow	Brenda Furlow
Non-PEO NEO [Member] | Dave Eansor
Pay vs Performance Disclosure [Table]
PEO Name				Dave Eansor	Dave Eansor

[1]	Represents Total Compensation as reported in the Summary Compensation Table for each fiscal year.
[2]	Net income represents “Net earnings, including noncontrolling interest” as reported in the Company’s Annual Report on Form 10-K.
[3]	Sales shown reflect organic revenue as calculated for purposes of our executive compensation program for the applicable reporting year. Refer to Appendix A for a reconciliation between GAAP and non-GAAP measures.
[4]	These are non-GAAP measures. Appendix A to this Proxy Statement defines these and other non-GAAP financial measures and reconciles them to the most directly comparable historical GAAP financial measures.
[5]	Represents Stock Awards and Option Awards from the Summary Compensation Table for each fiscal year.
[6]	As of June 30, 2023, relates to the time-vesting restricted share units that were granted in fiscal year 2023. As of June 30, 2023, the threshold for the performance-vesting option award related to fiscal year 2023 performance was not achieved. If this award had reached target performance, the fair value as of June 30, 2023 would have been $9.3 million. As of June 30, 2023, the threshold for the performance-vesting option award related to fiscal year 2024 performance has a remote likelihood of achievement. If the most probable outcome of this performance-vesting award was target, the fair value as of June 30, 2023 would be have been $9.3 million for fiscal year 2024 performance.
[7]	Represents the aggregate fair value as of each fiscal year-end of outstanding and unvested option and stock awards granted during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
[8]	Represents the aggregate change in fair value during each fiscal year of the outstanding and unvested option and stock awards granted in prior fiscal years and held as of the last day of the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
[9]	Represents the aggregate fair value as of the vesting date of for each option and stock award that was granted and vested during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
[10]	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option and stock award that was granted in a prior fiscal year and which vested during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
[11]	Represents the fair value as of the end of the prior fiscal year of option and stock awards that were granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes. These options and stock awards relate to retirements during the applicable fiscal year.